Debt and Capital Lease Obligations (Telenet SPE Notes Details of Borrowings) (Schedule) (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2014 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Debt Instrument [Line Items]
Principal amount outstanding		$ 44,612.2
Estimated fair value		46,151.1	$ 44,229.0
Carrying value		44,611.4	42,856.0
Telenet SPE Notes [Member]
Debt Instrument [Line Items]
Principal amount outstanding		2,299.0
Estimated fair value		2,450.4	2,916.5
Carrying value		$ 2,299.0	$ 2,759.2
Telenet Finance Notes [Member]
Debt Instrument [Line Items]
Stated interest rate of debt	6.375%	6.375%
Principal amount outstanding	€ 500.0	$ 605.0
Estimated fair value		639.8
Carrying value		$ 605.0
Telenet Finance III Notes [Member]
Debt Instrument [Line Items]
Stated interest rate of debt	6.625%	6.625%
Principal amount outstanding	€ 300.0	$ 363.0
Estimated fair value		387.0
Carrying value		363.0
Telenet Finance IV Notes [Member]
Debt Instrument [Line Items]
Description of variable rate basis	EURIBOR
Basis spread on variable rate	3.875%
Principal amount outstanding	€ 400.0	484.0
Estimated fair value		487.0
Carrying value		$ 484.0
6.25% Telenet Finance V Notes [Member]
Debt Instrument [Line Items]
Stated interest rate of debt	6.25%	6.25%
Principal amount outstanding	€ 450.0	$ 544.5
Estimated fair value		595.9
Carrying value		$ 544.5
6.75% Telenet Finance V Notes [Member]
Debt Instrument [Line Items]
Stated interest rate of debt	6.75%	6.75%
Principal amount outstanding	€ 250.0	$ 302.5
Estimated fair value		340.7
Carrying value		$ 302.5